Income Taxes	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Income Taxes
20)	INCOME TAXES

20.1)	INCOME TAXES FOR THE PERIOD
The amounts of income tax expense in the statements of income for 2024, 2023 and 2022 are summarized as follows:

		2024	2023	2022
Current income tax expense 1	$	343	1,101	129
Deferred income tax (benefit) expense		(276)	103	39

	$	67	1,204	168

1	In 2024 includes minimum taxes which were not material (note 29.10).

20.2)	DEFERRED INCOME TAXES
As of December 31, 2024 and 2023, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2024	2023
Deferred tax assets:
Tax loss carryforwards and other tax credits	$	446	445
Accounts payable and accrued expenses		1,084	883
Intangible assets, net and other		130	203

Total deferred tax assets, gross		1,660	1,531
Presentation of net position by same legal entity		(987)	(1,168)

Total deferred tax asset, net in the statement of financial position		673	363

Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net		(1,298)	(1,470)
Investments and other assets		(237)	(141)

Total deferred tax liabilities, gross		(1,535)	(1,611)
Presentation of net position by same legal entity		987	1,168

Total deferred tax liabilities, net in the statement of financial position		(548)	(443)

Net deferred tax assets (liabilities)	$	125	(80)

Out of which:
Net deferred tax assets in Mexican entities	$	393	67
Net deferred tax liabilities in foreign entities		(268)	(147)

Net deferred tax assets (liabilities)	$	125	(80)

As of December 31, 2024 and 2023, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

	2024			2023

	Assets	Liabilities	Net	Assets	Liabilities	Net

Mexican entities	$518	(125)	393	$185	(118)	67
Foreign entities	155	(423)	(268)	178	(325)	(147)

	$673	(548)	125	$363	(443)	(80)

The breakdown of changes in consolidated deferred income taxes during 2024, 2023 and 2022 was as follows:

	2024	2023	2022

Deferred income tax (benefit) expense in the statement of income	$(276)	103	39
Deferred income tax expense (benefit) in stockholders’ equity	57	(6)	14
Reclassifications 1	14	—	7

Change in deferred income tax during the period	$(205)	97	60

1	In 2024 and 2022, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 4.2).

Current and/or deferred income tax relative to items of other comprehensive income during 2024, 2023 and 2022 were as follows:

		2024	2023	2022
Expense related to foreign exchange fluctuations from intercompany balances (note 21.2)	$	—	5	—
Expense (benefit) associated to actuarial results (note 21.2)		11	(5)	32
Expense (benefit) related to derivative financial instruments (note 17.4)		4	(41)	(30)
Expense from foreign currency translation and other effects		33	35	12

	$	48	(6)	14

As of December 31, 2024, consolidated tax loss and tax credits carryforwards expire as follows:

	Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards

2025	$26	18	8
2026	44	24	20
2027	50	18	32
2028	45	20	25
2029 and thereafter	6,348	4,668	1,680

	$6,513	4,748	1,765

As of December 31, 2024, in connection with Cemex’s deferred tax loss carryforwards presented in the table above, to realize the benefits associated with such deferred tax assets that have been recognized, before their expiration, Cemex would need to generate $1,765 in consolidated pre-tax
income in future periods. Based on the same forecasts of future cash flows and operating results used by Cemex’s management to allocate resources and evaluate performance in the countries in which Cemex operates, along with the implementation of feasible tax strategies, Cemex believes that it will recover the balance of its tax loss carryforwards that have been recognized before their expiration. In addition, Cemex concluded that the deferred tax liabilities considered in the analysis of recoverability of its deferred tax assets will reverse in the same period and tax jurisdiction of the related recognized deferred tax assets. Moreover, a certain amount of Cemex’s deferred tax assets refers to operating segments and tax jurisdictions in which Cemex is currently generating taxable income or in which, according to Cemex’s management cash flow projections, will generate taxable income in the relevant periods before the expiration of the deferred tax assets.
The Parent Company does not recognize a deferred income tax liability related to its investments in subsidiaries considering that Cemex controls the reversal of the temporary differences arising from these investments and management is satisfied that such temporary differences will not reverse in the foreseeable future.

20.3)	RECONCILIATION OF EFFECTIVE INCOME TAX RATE
For the years ended December 31, 2024, 2023 and 2022, the effective consolidated income tax rates were as follows:

		2024	2023	2022

Earnings before income tax	$	980	1,323	570
Income tax expense		(67)	(1,204)	(168)

Effective consolidated income tax expense rate 1, 2		6.8%	91.0%	29.5%

1	The average effective tax rate equals the net amount of income tax benefit or expense divided by income or loss before income taxes, as these line items are reported in the statements of income.

2	Note 29.10 includes the statutory income tax rates of the main countries in which Cemex operates.

Reconciliation of effective income tax rate – continued
Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to Cemex, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of income, which in 2024, 2023 and 2022 were as follows:

	2024		2023		2022

	%	$	%	$	%	$

Mexican statutory tax rate	30.0%	294	30.0%	397	30.0%	171
Income tax penalties in Spain (note 20.4)	—	—	46.9%	620	—	—
Difference between accounting and tax expenses, net 1	(9.2)%	(90)	0.4%	6	48.4%	276
Non-taxable sale of equity securities and fixed assets 2	(10.6)%	(104)	(1.3)%	(17)	4.6%	26
Difference between book and tax inflation	6.1%	60	9.1%	120	38.1%	217
Differences in the income tax rates in the countries where Cemex operates 3	2.5%	24	7.7%	103	(8.4)%	(48)
Changes in deferred tax assets 4	(10.1)%	(99)	(4.3)%	(57)	(80.7)%	(460)
Changes in provisions for uncertain tax positions	1.1%	11	0.1%	1	(6.8)%	(39)
Others	(3.0)%	(29)	2.4%	31	4.3%	25

Effective consolidated income tax expense rate	6.8%	67	91.0%	1,204	29.5%	168

1	In 2022, includes $365 related to the effects of impairment charges during the period which are basically non-deductible for tax purposes (note 7).

2	In 2024, includes $72 related to non-taxable income from the sale of shares of subsidiaries and associates during the period.

3	Refers to the effects of the differences between the statutory income tax rate in Mexico of 30% and the applicable income tax rates of each country where Cemex operates.

4	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to Cemex’s tax loss carryforwards.
The following table compares the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2024 and 2023:

		2024		2023

		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation

Tax loss carryforwards generated and not recognized during the year	$	—	89	—	45
Derecognition related to tax loss carryforwards recognized in prior years		(100)	—	(125)	—
Recognition related to unrecognized tax loss carryforwards		105	(186)	12	(105)
Foreign currency translation and other effects		(4)	(2)	(3)	3

Changes in deferred tax assets	$	1	(99)	(116)	(57)

20.4)	UNCERTAIN TAX POSITIONS AND SIGNIFICANT TAX PROCEEDINGS
Uncertain tax positions
As of December 31, 2024 and 2023, as part of current provisions and non-current
other liabilities (note 18), Cemex has recognized provisions related to unrecognized tax benefits in connection with uncertain tax positions taken, in which it is deemed probable that the tax authorities would differ from the position adopted by Cemex. As of December 31, 2024, the tax returns submitted by some subsidiaries of Cemex located in several countries are under review by the respective tax authorities in the ordinary course of business. Cemex cannot anticipate if such reviews will result in new tax assessments, which would, should any arise, be appropriately disclosed and/or recognized in the financial statements. A summary of the beginning and ending balances of unrecognized tax benefits for the years ended December 31, 2024, 2023 and 2022, excluding interest and penalties, is as follows:

		2024	2023	2022

Balance of tax positions at beginning of the period	$	78	41	48
Additions for tax positions of prior periods		5	34	5
Additions for tax positions of current period		14	3	5
Reductions for tax positions related to prior periods and other items		(2)	(1)	(11)
Settlements and reclassifications		(31)	—	(4)
Expiration of the statute of limitations		(8)	(2)	(2)
Foreign currency translation effects		(5)	3	—

Balance of tax positions at end of the period	$	51	78	41

Tax examinations can involve complex issues, and the resolution of issues may span multiple years, particularly if subject to negotiation or litigation. Although Cemex believes its estimates of the total unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the amount of total unrecognized tax benefits in future periods. It is difficult to estimate the timing and range of possible changes related to uncertain tax positions, as finalizing audits with the tax authorities may involve formal administrative and legal proceedings. Accordingly, it is not possible to reasonably estimate the expected changes to the total unrecognized tax benefits over the next 12 months, although any settlements or statute of limitations expirations may result in a significant increase or decrease in the total unrecognized tax benefits, including those positions related to tax examinations being currently conducted.
Significant tax proceedings
As of December 31, 2024, the Company’s most significant tax proceedings are as follows:

•
On August 9, 2024, in connection with the fines imposed by the tax authorities in Spain (the “Tax Authorities”) related to the years 2006 to 2009, the Tax Authorities notified Cemex España, S.A. (“Cemex España”) of the final amount for a total of $473, initially payable no later than September 20, 2024. On September 6, 2024, Cemex España paid an amount equivalent to $284 (60% of the fines). In connection with the remaining 40% of the fines for an amount equivalent to $189, Cemex España filed before the National Court (
Audiencia Nacional
) a motion against the assessment issued by the Tax Authorities, claiming a right to a reduction of the remaining 40% for early payment considered by the applicable tax code in Spain. Furthermore, as a cautionary measure, on September 9, 2024, Cemex España filed an appeal with the
Tribunal Económico Administrativo Central
(“TEAC”) in connection with the motion mentioned before. On September 10, 2024, Cemex España paid an additional amount of $3 and, if the process over the reduction of the 40% is not resolved in Cemex’s favor, filed a request to the Tax Authorities for a postponement of payment and requested an authorization to pay the outstanding amount of the fines in installments over four years starting in April 2025. Cemex has offered to the Tax Authorities, as guarantee to cover such postponement, a surety insurance. As of December 31, 2024, the Tax Authorities have neither accepted nor denied such request. However, the processes filed before the National Court and TEAC plus the request for the postponement, have suspended the execution of the outstanding amount of the fines by the Tax Authorities.

•
On March 26, 2021, the Tax Authorities notified Cemex España of an assessment for income taxes in an amount equivalent to $50 as of December 31, 2024, plus late interest, derived from a tax audit process covering the tax years 2010 to 2014. This assessment was appealed before the TEAC. For the suspension of the payment of the tax assessment to be granted, Cemex España provided a payment guarantee which was approved by such tax authorities. Moreover, on November 30, 2021, the Tax Authorities notified Cemex España of a penalty for an amount equivalent to $70, derived from the tax audit process covering the same period from 2010 to 2014. This assessment was appealed before the TEAC. In December 2023, Cemex España received a partial resolution from the TEAC. On February 26, 2024, Cemex España received the provisional assessment to pay a $60 including the income tax due and the penalty. Cemex España paid the mentioned amount. As of December 31, 2024, this matter is finalized.

•
In connection with the tax return for the year 2012, the Colombian Tax Authority (the “Colombian Tax Authority”) assessed an increase in the income tax payable by Cemex Colombia S.A. (“Cemex Colombia”) and imposed an inaccuracy penalty for amounts in Colombian Pesos equivalent to $28 of income tax and $28 of penalty. After several procedures and appeals, in 2021, Cemex Colombia filed an appeal in the Administrative Court of Cundinamarca. If the proceeding is adversely resolved in the final stage, Cemex Colombia must pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the payment date. As of December 31, 2024, Cemex considers that an adverse resolution in this proceeding after the conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding. If adversely resolved, Cemex believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of Cemex.

•
In connection with the tax return for the year 2011, the Colombian Tax Authority notified Cemex Colombia of a proceeding in which it rejected certain deductions and determined an increase in the income tax payable and imposed a penalty for amounts in Colombian Pesos equivalent to $19 of income tax and $19 of penalty. After several procedures and appeals, in 2020, the Colombian Tax Authority confirmed the claims of the official liquidation, and this was then appealed in the Administrative Court of Cundinamarca. If the proceeding is adversely resolved in its final stage, Cemex Colombia would have to pay the amounts determined in the official settlement plus interest accrued on the amount of the income tax adjustment until the date of payment. As of December 31, 2024, Cemex considers that an adverse resolution in this proceeding after the conclusion of all available defense procedures is not probable, however, it is difficult to assess with certainty the likelihood of an adverse result in the proceeding. If adversely resolved, Cemex believes this proceeding could have a material adverse impact on the operating results, liquidity or financial position of Cemex.